Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2018
RISK MANAGEMENT POLICY
Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments

	Balance as of
	12-31-2018	12-31-2017
	%	%
Fixed interest rate	93%	92%